Form N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GEORGE PUTNAM BALANCED FUND
Entity Central Index Key	0000081259
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Dec. 01, 2025